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                       MFS(R) VARIABLE INSURANCE TRUST(SM)

                               MFS RESEARCH SERIES
                        MFS INVESTORS GROWTH STOCK SERIES
                             MFS TOTAL RETURN SERIES

             Supplement dated May 1, 2001 to the Current Prospectus

     This Supplement describes the series' service class shares, and it supplements certain information in the series' Prospectus dated May 1, 2001. The caption headings used in this Supplement correspond with the caption headings used in the Prospectus. All series described here may not be available for purchase through your insurance contract. See your insurance contract prospectus for a list of available investment products. Service class shares were first offered for sale on May 1, 2000.

---------------------
I RISK RETURN SUMMARY
---------------------

(>)  Performance Table

     The "Performance Table" is intended to indicate some of the risks of investing in a series by showing changes in the series' performance over time. Each table is supplemented as follows:

     Average Annual Total Returns as of December 31, 2000.

Research Series                                                      1 Year        5 Year         Life
---------------                                                      ------        ------         ----
   Service Class shares(1) .................................         (4.98)%        16.43%        17.18%
   Standard & Poor's 500 Composite Stock Index*++ ..........         (9.11)%        18.33%        19.03%

Investors Growth Stock Series
-----------------------------
   Service Class shares(2) .................................         (6.24)%          N/A         17.77%
   Standard & Poor's 500 Composite Stock Index*++ ..........         (9.11)%          N/A          0.54%

Total Return Series
-------------------
   Service Class shares(3) .................................         15.84%         13.23%        15.49%
   Standard & Poor's 500 Composite Stock Index*++ ..........         (9.11)%        18.33%        21.34%
   Lehman Brothers Government/Credit Bond Index*+++ ........         11.85%          6.24%         8.30%

     ---------

     (1) Series performance figures are for the period from the commencement of the series' investment operations on July 26, 1995, through December 31, 2000. Index information is from August 1, 1995.

     (2) Series performance figures are for the period from the commencement of the series' investment operations on May 3, 1999, through December 31, 2000. Index information is from May 1, 1999.

     (3) Series performance figures are for the period from the commencement of the series' investment operations on January 3, 1995, through December 31, 2000. Index information is from January 1, 1995.

     *   Source: Standard & Poor's Micropal, Inc.

     ++ The Standard & Poor's 500 Composite Stock Index is a broad-based, unmanaged index of common stock total return performance. It is comprised of 500 widely held common stocks listed on the New York Stock Exchange (NYSE), American Stock Exchange (AMEX) and over-the-counter market (OTC).

     +++ The Lehman Brothers Government/Credit Bond Index is a broad-based, unmanaged, market-value-weighted index of U.S. Treasury and government-agency securities (excluding mortgage-backed securities), investment-grade debt obligations of domestic corporations.

     Each series commenced investment operations with the offering of initial class shares and subsequently offered service class shares on May 1, 2000. Service class share performance includes the performance of the series initial class shares for periods prior to the offering of service class shares (blended performance). This blended performance has not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of service class shares are higher than those of initial class shares, this blended service class share performance is higher than it would have been had service class shares been offered for the entire period. Past performance is no guarantee of future results.

     The returns shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

     Performance results include any applicable expense subsidies and waivers, which may cause the results to be more favorable.


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------------------
II EXPENSE SUMMARY
------------------

(>)  Expense Table

     The "Expense Table" describes the fees and expenses that you may pay when you hold service class shares of each series. These fees and expenses do not take into account the fees and expenses imposed by insurance companies through which your investment in a series may be made. The table is supplemented as follows:

     Annual Series Operating Expenses (expenses that are deducted from series' assets):

                                                                           Investors
                                                                            Growth            Total
                                                          Research           Stock           Return
                                                           Series           Series           Series
                                                          --------         ---------         ------
   Management Fees ...................................       0.75%            0.75%            0.75%
   Distribution (12b-1) Fees(1) ......................       0.20%            0.20%            0.20%
   Other Expenses(2) .................................       0.10%            0.17%            0.15%
                                                             ----            -----             ----
   Total Annual Series Operating Expenses(2) .........       1.05%            1.12%            1.10%
    Fee Waiver/Expense Reimbursement .................        N/A            (0.01)%(3)         N/A
                                                             ----            -----             ----
    Net Expenses(2) ..................................       1.05%            1.11%            1.10%
                                                             ----            -----             ----

     ---------

     (1) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

     (2) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be:
          1.04% for Research Series
          1.10% for Investors Growth Stock Series
          1.08% for Total Return Series

     (3) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above) do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series.

(>)  Example of Expenses

     The "Example of Expenses" table is intended to help you compare the cost of investing in each series with the cost of investing in other mutual funds.

     The examples assume that:

     o You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;

     o Your investment has a 5% return each year and dividends and other distributions are reinvested; and

     o The series' operating expenses remain the same, except that the series' total operating expenses are assumed to be the series' "Net Expenses" for the first year, and the series' "Total Annual Series Operating Expenses" for subsequent years (see Expense Table).

     Although your actual costs may be higher or lower, under these assumptions your costs would be:

Service Class Shares                  Year 1    Year 3    Year 5   Year 10
---------------------------------------------------------------------------
   Research Series                     $107      $334      $579     $1,283
---------------------------------------------------------------------------
   Investors Growth Stock Series        113       355       616      1,362
---------------------------------------------------------------------------
   Total Return Series                  112       350       606      1,340
---------------------------------------------------------------------------

---------------------
III DISTRIBUTION FEES
---------------------

     Each series has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares. These annual distribution fees may equal up to 0.25% of the average daily net asset value of service class shares, and are paid out of the assets of each series' service class shares. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges. Currently, the distribution fee is 0.20% of each series' service class shares. This fee is paid directly by the Trust to Participating Insurance Companies which invest in the series to cover their marketing and distribution expenses. The remaining 0.05% service class distribution fee is not being imposed and will be imposed only with the approval of the Trustees of the Trust.


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-----------------------
IV FINANCIAL HIGHLIGHTS
-----------------------

     The financial highlights table is intended to help you understand the series' financial performance for the past five years, or, if a series has not been in operation that long, since the time it commenced investment operations. Certain information reflects financial results for a single series' share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in a series (assuming reinvestment of all distributions). This information has been audited by the trust's independent auditors, whose report, together with the trust's financial statements, are included in the trust's Annual Report to shareholders. The series' Annual Report is available upon request by contacting MFSC (see back cover for address and telephone number). These financial statements are incorporated by reference into the SAI. The trust's independent auditors are Deloitte & Touche LLP.

                                                                  Period Ended December 31, 2000*
                                                            --------------------------------------------
                                                                               Investors
                                                                                Growth             Total
                                                            Research             Stock            Return
                                                             Series             Series            Series
   -----------------------------------------------------------------------------------------------------
   Per share data (for a share outstanding throughout the period):
   Net asset value -- beginning of period ............       $23.13              $ 14.40          $17.07
                                                             ------              -------          ------
   Income (loss) from investment operations# --
    Net investment income (loss) .....................       $(0.03)###          $  0.01Section   $ 0.41
    Net realized and unrealized gain (loss) on
     investments and foreign currency ................        (2.32)               (1.43)           2.08
                                                             ------              -------          ------
      Total from investment operations ...............       $(2.35)             $ (1.42)         $ 2.49
                                                             ------              -------          ------
   Net asset value -- end of period ..................       $20.78              $ 12.98          $19.56
                                                             ------              -------          ------
   Total return ......................................        (4.98)%++            (9.86)%++       15.84%++
   Ratios (to average net assets)/Supplemental data:
    Expenses## .......................................         1.05%+               1.11%+          1.15%+
    Net investment income (loss) .....................        (0.15)%+              0.15%+          3.14%+
   Portfolio turnover ................................           93%                 248%             76%
   Net assets at end of period (000 Omitted) .........       $3,543              $53,492          $3,553
   Section  Subject to reimbursement by the series, the investment adviser has voluntarily agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses, exclusive of management and distribution fees. In consideration, the series pays the investment adviser a reimbursement fee not greater than 0.15% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income (loss) per share and the ratios would have been:
     Net investment income (loss) ....................       $   --              $  0.01          $   --
     Ratios (to average net assets):
      Expenses## .....................................           --                 1.12%+            --
      Net investment income (loss) ...................           --                 0.14%+            --

     ---------

     * For the period from the inception of the service class shares, May 1, 2000, through December 31, 2000.Per share amount was less than $0.01.

     +   Annualized.

     ++  Not annualized.

     #   Per share data are based on average shares outstanding.

     ## Ratios do not reflect reductions from directed brokerage and certain expense offset arrangements.

     ### The per share amount is not in accordance with the net investment income for the period because of the timing of sales of fund shares and the amount of per share net investment income at such time.


                   The date of this Supplement is May 1, 2001

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